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1933 Act Rule 497(e)

1933 Act File No. 333-40455

1940 Act File No. 811-08495

December 5, 2012

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Nationwide Mutual Funds (the “Registrant”) SEC File Nos. 333-40455 and 811-08495 Rule 497(e) filing

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the Prospectus dated July 6, 2012, and revised as of November 19, 2012, relating to the Nationwide Global Equity Fund and Nationwide High Yield Bond Fund, series of the Registrant, as filed pursuant to Rule 497(e) under the 1933 Act on November 19, 2012 (Accession Number: 0001193125-12-475674).

Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/ Peter M. Hong
Peter M. Hong